                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                             MFS SERIES TRUST X
-------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

              500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
             (Address of principal executive offices) (Zip code)

                               Susan S. Newton
                  Massachusetts Financial Services Company
                             500 Boylston Street
                         Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                  (Name and address of agents for service)

     Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                 Date of reporting period: October 31, 2006
-------------------------------------------------------------------------------

*This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund, and MFS Strategic Value Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of May 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC VALUE FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                                            77,590           $  5,522,856
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                    273,930           $ 20,794,026
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                                 87,200              5,627,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,421,042
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                     618,035           $ 17,885,933
---------------------------------------------------------------------------------------------------------------------------------
E. W. Scripps Co., "A"                                                                             194,540              9,621,948
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,507,881
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             930,300           $ 36,095,640
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          103,120              9,014,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 45,110,390
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                              3,445,180           $ 27,699,247
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                                 795,240             15,777,562
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,476,809
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      1,014,420           $ 28,048,713
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                 157,370           $  7,995,970
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       419,430             16,940,778
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,936,748
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                         2,168,900           $ 36,003,740
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          1,294,360           $ 38,093,015
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                       319,510           $ 20,870,393
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 374,890             25,057,648
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 45,928,041
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                         103,990           $  4,409,176
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                 70,850           $  4,025,697
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      719,770           $ 15,050,391
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                  192,050           $  8,432,916
---------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                                                       1,364,610             26,391,557
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              192,180              9,470,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 44,295,103
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                     329,400           $ 20,211,984
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. (a)                                                                                1,385,020             28,171,307
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      644,050             21,537,032
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                      485,790             24,838,443
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 94,758,766
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                       710,430           $ 16,077,031
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              553,558           $ 29,820,169
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                         113,940              3,916,118
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                               904,310             42,900,466
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 109,980              7,701,899
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 84,338,652
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)                                                                       1,474,170           $ 10,407,640
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                        419,140           $  6,668,517
---------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                         690,740             22,034,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,703,123
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                       47,120           $  3,839,338
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                652,170           $ 15,932,513
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                       16,225,670           $ 36,183,244
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                178,640           $  9,271,416
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                        135,010              9,464,201
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,735,617
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                   353,820           $  5,784,957
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                  195,550           $  8,881,881
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                      558,000              7,365,600
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              372,130             18,989,794
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,237,275
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                          1,204,570           $ 29,114,457
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                    412,420           $ 19,622,944
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                          65,610           $  2,247,143
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                126,790              2,369,705
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     1,161,465             42,974,205
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 47,591,053
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 177,030           $ 14,397,850
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    643,490           $ 32,817,990
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $882,372,052
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/01/06 (y)                                                       $ 12,474,000      $ 12,474,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $894,846,052
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                (9,594,070)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $885,251,982
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the of the ents owned by the value investm fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $807,354,200
                                                               ============
Gross unrealized appreciation                                  $125,667,443
Gross unrealized depreciation                                   (38,175,591)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 87,491,852
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) NEW ENDEAVOR FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                           69,780           $  4,749,227
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (a)                                                                  65,676           $    922,091
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                                 66,886              4,316,154
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (a)                                                                                 23,603                381,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,619,905
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                                                 35,354           $  3,540,350
---------------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc.                                                                      63,580              1,857,808
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                           5,585              2,798,085
---------------------------------------------------------------------------------------------------------------------------------
Cowen Group, Inc. (a)                                                                               25,430                367,463
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                                   86,585              2,687,598
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    28,014              2,521,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,773,124
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                                                 63,330           $  2,500,268
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       41,282              3,707,949
---------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (a)                                                                                   82,090              5,614,956
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,823,173
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                    94,450           $  2,732,438
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc. (a)                                                                                  363,980              3,308,578
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                           570,496              5,277,088
---------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                            90,230              3,041,653
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,359,757
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                   7,460           $    379,043
---------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc. (a)                                                                                    167,610              4,081,304
---------------------------------------------------------------------------------------------------------------------------------
DTS, Inc. (a)                                                                                      106,310              2,273,971
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                                  42,988              2,964,023
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         129,750                542,048
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                         58,426              2,366,837
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                              37,223              1,841,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,448,276
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                           385,796           $  7,499,874
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                           280,760              4,660,616
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,160,490
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (a)                                                              41,770           $  2,867,511
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               148,896              6,092,824
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           98,430              6,102,660
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 48,219              3,509,379
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,572,374
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                104,480           $  2,450,056
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                  170,380              3,114,546
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                   64,003              3,078,544
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                                  89,720              2,019,597
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,662,743
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                 25,960           $    918,724
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                                                        31,520              1,285,701
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co. (a)                                                                         52,970              1,884,673
---------------------------------------------------------------------------------------------------------------------------------
Western Refining Co. LP                                                                            147,500              3,475,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,564,198
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                          84,916           $  3,600,438
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                                 89,660           $  1,526,910
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                                                      35,400           $  1,294,578
---------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)                                                                            37,750              1,056,245
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,350,823
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                  79,270           $  2,569,141
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. (a)                                                                      52,280           $  2,183,213
---------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                       59,736              1,482,648
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                   82,514              2,941,624
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                44,075              3,109,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,716,976
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)                                                                            219,320           $  1,960,721
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                                                       81,382           $  2,447,157
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (a)                                                                      41,238              2,545,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,993,142
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                                     45,690           $  1,241,854
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)                                                                     36,950              1,238,194
---------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                                                40,000              1,294,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,774,848
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                   77,370           $  3,160,564
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)                                                                   115,751              2,068,470
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (a)                                                                                 63,562              1,259,799
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)                                                                                93,500              1,685,805
---------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. (a)                                                                                    29,000                255,200
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)                                                                                 108,470              1,708,403
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,138,241
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  72,080           $  2,671,285
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                 66,455           $  2,492,063
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                           37,000              1,499,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,991,303
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                137,070           $  3,348,620
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                         187,380           $  5,765,683
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                          926,470              2,066,028
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,831,711
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                       132,560           $  2,875,226
---------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco, Inc. (a)                                                                    36,920              2,229,968
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         73,726              5,168,193
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. (a)                                                                       75,281              2,078,508
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                           21,785                860,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,211,967
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                                62,040           $  3,236,627
---------------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                                         130,600              1,710,860
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                                     70,798              1,909,422
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                                              89,571              3,127,819
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                  90,140              3,544,305
---------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                             25,007              1,198,836
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A" (a)                                                                               29,710                874,662
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                   176,460              2,885,121
---------------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares                                                                            78,540              1,862,969
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank (a)                                                                                 102,674              3,114,102
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,464,723
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                             83,790           $  2,391,367
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                   38,997              1,366,455
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                      171,960              2,269,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,027,694
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., "A", REIT                                                                     30,900           $  2,048,670
---------------------------------------------------------------------------------------------------------------------------------
Global Signal, Inc., REIT                                                                           17,550                952,965
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,001,635
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)                                                                 52,700           $  2,542,248
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)                                                                     189,360              2,736,252
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,278,500
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      31,590           $  2,200,875
---------------------------------------------------------------------------------------------------------------------------------
NuCO2, Inc. (a)                                                                                     64,810              1,813,384
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,014,259
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                              110,701           $  3,244,646
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (a)                                                                               88,580              2,119,719
---------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc. (a)                                                                                122,090              1,234,330
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)                                                                         146,386              2,561,755
---------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                               79,770              2,712,978
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,873,428
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (a)                                                                     80,800           $    627,008
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                                213,780           $  5,526,213
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (a)                                                                                70,167           $  1,044,787
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                           66,090              1,898,105
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                81,966              3,946,663
---------------------------------------------------------------------------------------------------------------------------------
NSTAR                                                                                               72,160              2,510,446
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,400,001
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $254,632,854
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (y) - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/01/06                                                     $   8,367,000           $  8,367,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.3%, due 11/01/06                                                         225,000                225,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $  8,592,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $263,224,854
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                                (8,602,673)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $254,622,181
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $252,975,810
                                                                  ============
Gross unrealized appreciation                                     $ 19,811,772
Gross unrealized depreciation                                     $ (9,562,728)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 10,249,044
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) EMERGING MARKETS DEBT FUND

10/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.8%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 95.8%
---------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
Pan American Energy LLC, 7.75%, 2012 (n)                                                   $     1,042,000           $  1,047,210
---------------------------------------------------------------------------------------------------------------------------------
Province del Neuquen, 8.656%, 2014 (z)                                                             549,000                561,353
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                  4,434,999              4,175,059
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                  1,331,000              1,208,770
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033 (l)                                                           4,446,643              4,477,769
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 11.9167%, 2008                                               ARS     2,189,000                715,062
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 11.9167%, 2008                                               ARS     4,738,000              1,545,117
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.589%, 2012                                                   $     5,988,750              5,608,939
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,339,279
---------------------------------------------------------------------------------------------------------------------------------
BERMUDA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012 (n)                                                              $       685,000           $    710,688
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 17.2%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                            $     1,335,000           $  1,341,675
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                              643,000                646,215
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049                                                      456,000                479,940
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                  841,000                885,153
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)                                               522,000                543,533
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015                                                   490,000                510,213
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Saneamento Basico, 7.5%, 2016 (z)                                                     464,000                470,380
---------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                                 262,000                278,375
---------------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio, 9%, 2009 (n)                                                      314,000                332,840
---------------------------------------------------------------------------------------------------------------------------------
Cosan S.A. Industria e Comercio, 9%, 2009                                                          370,000                392,200
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                          5,330,000              5,892,315
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                      4,620,000              5,585,580
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                      2,054,000              2,507,934
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                       5,018,000              5,866,042
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040 (l)                                                     2,899,000              3,817,983
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                         BRL     3,769,888              1,647,825
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                         BRL     2,545,878              1,112,808
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                         BRL     1,450,204                633,887
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                            BRL     1,057,000                428,659
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                            BRL     5,294,000              2,146,943
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                            BRL     2,847,000              1,154,580
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                            BRL     2,645,000              1,072,660
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                            BRL     1,390,000                563,704
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN I, 6%, 2009 (z)                                       BRL     2,470,480              1,079,851
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN II, 6%, 2009 (z)                                      BRL     1,159,842                506,969
---------------------------------------------------------------------------------------------------------------------------------
JBS S.A., 10.5%, 2016 (n)                                                                  $       628,000                654,694
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 40,552,958
---------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                     $     1,212,000           $  1,290,904
---------------------------------------------------------------------------------------------------------------------------------
COLOMBIA - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2010                                                       COP 1,478,000,000           $    691,230
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 12%, 2015                                                          COP 1,202,000,000                606,475
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024 (l)                                                     $     2,233,000              2,513,242
---------------------------------------------------------------------------------------------------------------------------------
Republic of Columbia, 7.375%, 2037                                                               1,516,000              1,567,544
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.2163%, 2015 (l)                                                     2,684,000              2,771,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,149,721
---------------------------------------------------------------------------------------------------------------------------------
COSTA RICA - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020 (l)                                                   $       733,000           $    939,340
---------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026 (z)                                                   $       520,370           $    515,166
---------------------------------------------------------------------------------------------------------------------------------
Cap Cana S.A., 9.625%, 2013 (z)                                                                    761,000                768,610
---------------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (l)                                                             1,163,000              1,289,186
---------------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (n)                                                               568,000                629,628
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,202,590
---------------------------------------------------------------------------------------------------------------------------------
ECUADOR - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 9.375%, 2015                                                          $       538,000           $    578,081
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                                                   1,871,000              1,868,194
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,446,275
---------------------------------------------------------------------------------------------------------------------------------
EGYPT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011                                                      $       139,322           $    135,749
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export/Cayman, 5.265%, 2011 (n)                                                          575,864                561,093
---------------------------------------------------------------------------------------------------------------------------------
Republic of Egypt, 0%, 2006                                                              EGP     5,200,000                895,869
---------------------------------------------------------------------------------------------------------------------------------
Republic of Egypt, 0%, 2006                                                              EGP       900,000                155,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,747,765
---------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                       $       584,000           $    684,156
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                               486,000                532,413
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                         1,438,000              1,575,329
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,791,898
---------------------------------------------------------------------------------------------------------------------------------
GUATEMALA - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034                                                        $     1,026,000           $  1,167,588
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (n)                                        $       749,000           $    737,765
---------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 7.25% to 2016, FRN to 2049 (n)                                       $       644,000           $    663,009
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010                                                             $       449,000           $    460,786
---------------------------------------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010 (n)                                                                 592,000                607,540
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (n)                                                         472,000                470,820
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (z)                                                          1,852,000              1,898,300
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk, 8.75%, 2013 (n)                                                  968,000                970,238
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, FRN, 12.8%, 2021                                                     1,287,599              1,402,260
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, FRN, 11%, 2025 (z)                                                     440,000                460,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,270,096
---------------------------------------------------------------------------------------------------------------------------------
IRAQ - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Iraq, 5.8%, 2028                                                               $       668,000           $    447,560
---------------------------------------------------------------------------------------------------------------------------------
JAMAICA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Government of Jamaica, 10.625%, 2017                                                       $       659,000           $    780,915
---------------------------------------------------------------------------------------------------------------------------------
KAZAKHSTAN - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank, 9%, 2016 (n)                                                                     $     1,000,000           $    980,920
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                1,479,000              1,528,916
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                          1,135,000              1,167,631
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                                100,000                102,875
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015 (n)                                                       268,000                275,705
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                           956,000                983,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,039,102
---------------------------------------------------------------------------------------------------------------------------------
LEBANON - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Lebanese Republic, 8.5%, 2016 (l)                                                          $     4,570,000           $  4,638,550
---------------------------------------------------------------------------------------------------------------------------------
MACAU - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., FRN, 10.42%, 2010 (n)                                       $       762,000           $    802,958
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Cablemas S.A. de C.V., 9.375%, 2015 (n)                                                    $       652,000           $    689,490
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (n)                                                        162,000                169,290
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011                                                            308,000                321,860
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                    623,000                764,120
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 5,178,000              6,317,160
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027 (l)                                               3,086,000              4,081,235
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035 (z)                                                40,000                 40,360
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                 1,092,000              1,101,828
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2015                                                          MXN     6,100,000                566,711
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019 (l)                                                    $       923,000              1,121,445
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                  2,559,000              3,102,788
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 10%, 2024                                                         MXN    19,275,000              2,101,963
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                          $     2,032,000              2,583,688
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                              950,000              1,007,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,968,938
---------------------------------------------------------------------------------------------------------------------------------
PANAMA - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                           $     3,301,000           $  4,283,048
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036 (l)                                                                 280,000                282,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,565,428
---------------------------------------------------------------------------------------------------------------------------------
PERU - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (z)                                            $     1,030,000           $  1,030,000
---------------------------------------------------------------------------------------------------------------------------------
Iirsa Norte Finance Ltd., 8.75%, 2024 (z)                                                          929,512              1,008,520
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                       1,249,440              1,236,946
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5% to 2007, FRN to 2017                                                          936,960                927,590
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp., 7.5%, 2035                                                                1,070,000              1,144,011
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,347,067
---------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (z)                                                     $       853,000           $    857,265
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.6481%, 2011                                                         1,071,000              1,205,120
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                            4,982,000              6,021,993
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024 (l)                                                          2,185,000              2,337,950
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030 (l)                                                            820,000              1,058,825
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031 (l)                                                         5,392,000              5,890,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,371,913
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 11.7%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                          $     2,884,000           $  3,306,506
---------------------------------------------------------------------------------------------------------------------------------
Evraz Securities S.A., 10.875%, 2009                                                               600,000                659,418
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (l)                                                               6,333,000              8,007,445
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                         3,842,000              4,034,100
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                        3,070,000              3,645,625
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (n)                                                                      100,000                127,250
---------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital, 7.335%, 2013                                                                  1,059,000              1,088,949
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                      529,000                553,493
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                860,000                906,225
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (l)                                                              1,309,000              1,379,359
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                      492,000                475,395
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    641,000                637,795
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                        100,000                 99,500
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              1,590,000              1,663,550
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                            485,000                502,581
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016 (n)                                                        503,000                521,234
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,608,425
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                                               $       498,000           $    498,623
---------------------------------------------------------------------------------------------------------------------------------
TURKEY - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.39%, 2010 (z)                                                    $       850,000           $    860,625
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 0%, 2008                                                             TRY     4,700,000              2,309,475
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 0%, 2008                                                             TRY     2,631,000              1,278,140
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5%, 2012                                                            $     2,584,000              3,137,751
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013 (l)                                                                  886,000              1,067,630
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5%, 2014                                                                   1,135,000              1,306,669
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                  2,834,000              2,904,850
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2016 (l)                                                                 1,029,000              1,034,145
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025 (l)                                                             3,771,000              3,799,283
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034 (l)                                                                 1,227,000              1,306,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,005,323
---------------------------------------------------------------------------------------------------------------------------------
UKRAINE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukrainy, 8.125%, 2009 (l)                                                     $     2,000,000           $  1,931,340
---------------------------------------------------------------------------------------------------------------------------------
URUGUAY - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017 (l)                                                       $     1,341,000           $  1,595,790
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022 (l)                                                                3,129,000              3,387,143
---------------------------------------------------------------------------------------------------------------------------------
Republica Oriental del Uruguay, 5%, 2018                                                 UYU    27,970,000              1,232,327
---------------------------------------------------------------------------------------------------------------------------------
Republica Oriental del Uruguay, 7.625%, 2036                                               $     1,883,000              1,937,607
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,152,867
---------------------------------------------------------------------------------------------------------------------------------
VENEZUELA - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014 (l)                                                      $     3,152,000           $  3,501,872
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                  4,772,000              4,795,860
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027 (l)                                                           2,561,000              3,173,079
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034 (l)                                                          1,764,000              2,207,646
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,678,457
---------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016 (l)                                                      $     1,433,000           $  1,505,959
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $225,353,301
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 1.1%                             STRIKE PRICE  FIRST EXERCISE       SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, GDP-Linked, expires 2035                       N/A             N/A  $     7,182,967           $    800,901
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment Obligation units,
expires 2020                                                          N/A             N/A           58,450              1,885,013
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                     $  2,685,914
---------------------------------------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION/STRIKE PRICE                                                                  SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BRL Currency - February 2007@ $1.00508                                                   BRL     5,100,000           $     51,234
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
KRW Currency - January 2007 @ $1.02101                                                   KRW 4,425,200,000           $      4,425
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil - January 2007 @ $129.3                                       $    3,500,000                 22,050
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PUT OPTIONS PURCHASED                                                                                        $     26,475
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 4.98%, due 11/01/06 (y)                                                         $    6,295,000           $  6,295,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 19.9%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                46,761,297           $ 46,761,297
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                              $281,173,221
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
BRL Currency - February 2007@ $0.98457                                                   BRL     4,950,000           $    (17,931)
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (19.5)%                                                                               (45,919,426)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 235,235,864
----------------------------------------------------------------------------------------------------------------------------------

(k) As of October 31, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $206,554,122 and 73.46% of market value. An independent pricing service provided an evaluated bid for
    60.81% of the market value.
(l) All or a portion of this security is on loan.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,107,787, representing 10.25% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                      ACQUISITION      ACQUISITION        CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                    DATE              COST       MARKET VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026                    2/22/06        $   451,686     $   515,166
Banco de Credito del Peru, FRN, 6.95%, 2021            10/31/06          1,030,000       1,030,000
Cap Cana S.A., 9.625%, 2013                            10/27/06            761,000         768,610
Companhia de Saneamento Basico, 7.5%, 2016             10/20/06            459,991         470,380
DFS Funding Corp., FRN, 7.39%, 2010                     6/24/05            856,750         860,625
Federative Republic of Brazil, CLN, 6%, 2009            5/25/06          1,444,299       1,647,825
Federative Republic of Brazil, CLN, 6%, 2009            6/5/06             994,365       1,112,808
Federative Republic of Brazil, CLN, 6%, 2009            6/16/06            569,010         633,887
Federative Republic of Brazil, CLN I, 6%, 2009          3/13/06          1,049,632       1,079,851
Federative Republic of Brazil, CLN II, 6%, 2009         3/20/06            491,175         506,969
Iirsa Norte Finance Ltd., 8.75%, 2024                   8/3/06             919,176       1,008,520
Majapahit Holding B.V., 7.75%, 2016                    10/11/06          1,835,860       1,898,300
National Power Corp., 6.875%, 2016                     10/25/06            853,000         857,265
Pemex Project Funding Master Trust, 6.625%, 2035       10/17/06             39,600          40,360
Province del Neuquen, 8.656%, 2014                     10/11/06            549,000         561,353
Republic of Indonesia, CLN, FRN, 11%, 2025              9/19/06            437,298         460,152
----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                            $13,452,071            5.7%
                                                                                       ===============================

The following abbreviations are used in this report and are defined:
CLN     Credit-Linked Note
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.


Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      ARS      Argentine Peso
      BRL      Brazilian Real
      CNY      Chinese Yuan Renminbi
      COP      Colombian Peso
      EGP      Egyptian Pound
      KRW      Korean Won
      MXN      Mexican Peso
      PEN      Peruvian Nuevo Sol
      SGD      Singapore Dollar
      TRY      Turkish Lira
      UYU      Uruguayan Peso
      ZAR      South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $ 274,220,320
                                                                           =============
Gross unrealized appreciation                                              $   7,538,534
Gross unrealized depreciation                                                   (585,633)
                                                                           -------------
      Net unrealized appreciation (depreciation)                           $   6,952,901
                                                                           =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

                                                                                                 NET UNREALIZED
        CONTRACTS TO                                                          CONTRACTS           APPRECIATION
       DELIVER/RECEIVE            SETTLEMENT DATE       IN EXCHANGE FOR        AT VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
-----
    BRL             5,536,935     12/4/06-3/15/07        $ 2,504,370         $ 2,545,257           $  (40,887)
    COP         1,481,630,000     11/17/06-12/4/06           634,905             641,211               (6,306)
    KRW           326,230,000         1/8/07                 346,721             346,809                  (88)
    SGD               805,530        11/30/06                511,919             517,699               (5,780)
    ZAR                64,771         11/3/06                  8,782               8,770                   12
                                                         -----------         -----------            ---------
                                                         $ 4,006,697         $ 4,059,746            $ (53,049)
                                                         ===========         ===========            =========

PURCHASES
---------
    BRL             1,580,630    11/30/06-3/15/07        $   695,591         $   723,053            $  27,462
    CNY            33,048,460    11/10/06-11/21/06         4,192,950           4,199,680                6,730
    KRW         1,332,610,338     11/10/06-1/8/07          1,391,922           1,415,087               23,165
    PEN             3,420,535       11/7/06                1,052,472           1,063,307               10,835
    SGD               805,530      11/30/06                  508,969             517,699                8,730
    TRY               921,501      11/27/06                  619,496             626,109                6,613
    ZAR               129,542    11/3/06-12/4/06              17,111              17,515                  404
                                                         -----------         -----------            ---------
                                                         $ 8,478,511         $ 8,562,450            $  83,939
                                                         ===========         ===========            =========

At October 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $4,488 with Merrill Lynch International.

FUTURES CONTRACTS
                                                                                                   UNREALIZED
                                                                              EXPIRATION          APPRECIATION
                                      CONTRACTS              VALUE               DATE            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long)           25             $  2,705,469           Dec-06              $ 2,647
--------------------------------------------------------------------------------------------------------------

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of October 31, 2006, are as follows:

----------------------------------------
Brazil                             18.2%
----------------------------------------
Russia                             11.9%
----------------------------------------
Mexico                             10.4%
----------------------------------------
Argentina                           8.7%
----------------------------------------
Turkey                              8.2%
----------------------------------------
Philippines                         7.5%
----------------------------------------
Venezuela                           6.7%
----------------------------------------
Uruguay                             3.5%
----------------------------------------
Colombia                            3.5%
----------------------------------------
Others                             21.4%
----------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.